UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2014 – FEBRUARY 28, 2015

                         (Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds

February 28, 2015

AMG Systematic Large Cap Value Fund

(formerly Systematic Value Fund)

Investor Class: MSYAX | Institutional Class: MSYSX

AMG Systematic Mid Cap Value Fund

Investor Class: SYAMX | Service Class: SYCSX | Institutional Class: SYIMX

www.amgfunds.com	AR004-0215

AMG Funds

Annual Report—February 28, 2015

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Systematic Large Cap Value Fund	4

AMG Systematic Mid Cap Value Fund	9

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	16
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	17
Detail of changes in assets for the past two fiscal years

FINANCIAL HIGHLIGHTS	18
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	22
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

TRUSTEES AND OFFICERS	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Fund Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

DEAR SHAREHOLDER:

The fiscal year ended February 28, 2015 was another period of strong U.S. equity returns. The S&P 500 Index, a widely followed barometer of the U.S. equity market, rose more than 15% during the past 12 months. International stocks exhibited lackluster returns, by comparison, as measured by the MSCI All Country World ex USA Index (in U.S. Dollar terms). The first quarter of 2015 marked the six-year anniversary of the U.S. equity bull market. Despite a few bouts of volatility and persistent doubts about the strength of the economic recovery since the beginning of the bull market, the S&P 500 Index had a cumulative gain (through February 28, 2015) of 253% (including reinvestment of dividends) since the market bottom on March 9, 2009.

Meanwhile, the Barclays U.S. Aggregate Bond Index, a broad U.S. bond market benchmark, returned 5% during 2014. Bond markets have also performed strongly during this period, to the surprise of many, despite the unwinding of the U.S. Federal Reserve’s bond-buying program known as QE3.

In April 2014, Managers Investment Group was rebranded as AMG Funds. Our new name helps align our fund family more closely with our parent company, Affiliated Managers Group (“AMG”). While the names of funds branded under AMG changed slightly, the ticker symbols remain the same. There was no change to the legal or ownership structure of the funds and the name change will have no impact on their management.

Our foremost goal at AMG Funds is to provide investment products and solutions that help our shareholders and clients successfully reach their long-term investment goals. We do this by partnering with many of AMG’s affiliate investment boutiques to offer a distinctive array of actively managed, return-oriented funds. In addition, we oversee and distribute a number of complementary mutual funds sub-advised by unaffiliated investment managers. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that, under all market conditions, our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Jeffrey Cerutti

President

AMG Funds

Average Annual Total Returns		Periods ended February 28, 2015
Stocks:		1 Year	3 Years	5 Years
Large Caps	(S&P 500 Index)	15.51%	18.00%	16.18%
Small Caps	(Russell 2000® Index)	5.63%	16.58%	15.97%
International	(MSCI All Country World ex USA Index)	0.87%	6.49%	6.55%
Bonds:
Investment Grade	(Barclays U.S. Aggregate Bond Index)	5.05%	2.76%	4.29%
High Yield	(Barclays U.S. High Yield Bond Index)	2.80%	7.60%	9.38%
Tax-exempt	(Barclays Municipal Bond Index)	6.49%	3.73%	5.00%
Treasury Bills	(BofA Merrill Lynch 6-month U.S. Treasury Bill)	0.13%	0.17%	0.22%

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2015	Expense Ratio for the Period	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During the Period*
AMG Systematic Large Cap Value Fund
Investor Class
Based on Actual Fund Return	1.06%	$1,000	$1,015	$5.30
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.31

Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$1,016	$4.05
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.06
AMG Systematic Mid Cap Value Fund
Investor Class
Based on Actual Fund Return	1.07%	$1,000	$997	$5.30
Hypothetical (5% return before expenses)	1.07%	$1,000	$1,019	$5.36

Service Class
Based on Actual Fund Return	0.92%	$1,000	$998	$4.56
Hypothetical (5% return before expenses)	0.92%	$1,000	$1,020	$4.61

Institutional Class
Based on Actual Fund Return	0.82%	$1,000	$999	$4.06
Hypothetical (5% return before expenses)	0.82%	$1,000	$1,021	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

AMG Systematic Large Cap Value Fund

Portfolio Manager’s Comments

THE YEAR IN REVIEW

Over the 12 months ended February 28, 2015, the AMG Systematic Large Cap Value Fund (formerly Systematic Value Fund) (Institutional Class) (the “Fund”) returned 10.6%, compared to the 13.5% return of the Russell 1000® Value Index

The Fund’s absolute performance was driven by decent market conditions for the domestic equity markets. The favorable market action mirrored a constructive U.S. economic environment, which saw further expansion after a slow start to the calendar year due to severe winter weather conditions. U.S. GDP turned negative in the first quarter of 2014, as a winter freeze was felt deep into the South. At the time, our bottom-up investment research suggested that the economy was well-positioned for the resumption of growth, due to a healthy supply chain poised for reacceleration with only a small uptick in demand. Our analysis proved prescient, as domestic industrial activity did, indeed, pick up and lead the economy back on track. In fact, railroad, automobile and housing data all demonstrated varying degrees of strength during the past twelve months, creating a self-reinforcing cycle of solid business sentiment and spending levels.

Consumer confidence improved as well, but this did not translate to widespread traffic gains at retailers, which saw mixed results overall.

Meanwhile, the U.S. economy saw headwinds from abroad over the past 12 months, as weaker economic conditions in Europe, China and the emerging markets became constraints. Aside from the obvious challenges the slowdown in foreign markets posed for U.S. multinationals and their trading partners, this dynamic also had a pronounced effect on global interest rates. The domestic yield curve was by no means immune from this trend, and shifted investors’ focus towards high-dividend-yielding stocks over those with improving underlying company-level fundamentals.

Wall Street’s desire for yield over some of the fundamentals central to our investment discipline hurt the Fund’s performance on a relative basis. Our stock-selection process works best when investors differentiate one stock from another on the basis of metrics such as earnings and estimate revisions, not dividend yield. Instead, we saw valuation spreads between growth- and value-oriented investments further contract in the past twelve months from already low levels entering the fiscal year. Investor appetite for yield played no small role in the narrowing of these spreads. Given the historically high valuations of utilities and REITs, as indicated by our multi-factor valuation methodology, we have been, and continue to remain, underweight these yield-oriented equities. Several stocks in the portfolio, such as regional banks, were likewise hurt by the protracted decline in interest rates.

While the Fund posted strong absolute returns for the 12-month period ending February 28, 2015, performance for the period lagged the Russell 1000® Value. From an attribution standpoint, stock selection was the primary driver for the Fund’s relative underperformance. Selections in the financials, materials and consumer discretionary sectors underperformed the most, while selections in the industrials, information technology and consumer staples sectors outperformed. In terms of sector allocation, there was no material impact on our performance relative to the Index. Overall, our overweight to the industrials sector had the largest negative impact on results relative to the index, while our overweight to the information technology sector contributed the most to results relative to the Index.

Corporate America is poised to generate mid- to high-single-digit earnings growth once again in 2015, which should be enough to push stocks higher even without valuation multiple expansion. We believe our relative value philosophy, focused on identifying attractively-valued stocks of companies with favorable inflections in their individual earnings cycles, is poised to do well as investors become more discerning about underlying corporate fundamentals. Moreover, valuation spreads among individual stocks remain near all-time lows, meaning Wall Street is not yet differentiating among companies’ unique growth and profit attributes. If history is any indication, severe spread compression tends to unwind quickly once investors regain their focus on individual company fundamentals. Indeed, the widening of valuation spreads should provide a significant tailwind for our investment process. Finally, we continue to watch the Federal Reserve for signs of a new interest rate regime. Given the strong performance of high-dividend-paying stocks in the past few years, valuations of yield-oriented investments like REITs and utilities appear overly stretched, hence our underweight to these areas. Over time, as rates move higher, we believe the portfolio should likely benefit on a relative basis. Looking ahead, the portfolio continues to be moderately pro-cyclical in construction, a relative positioning reinforced by our bottom-up individual company research and one, we believe, well-suited to a higher-interest-rate regime.

This commentary reflects the viewpoints of Systematic Financial Management, L.P. as of February 28, 2015 and is not intended as a forecast or guarantee of future results.

AMG Systematic Large Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Large Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. The graph compares a hypothetical $10,000 investment made in the Fund’s Institutional Class on February 28, 2005, to a $10,000 investment made in the Russell 1000® Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Large Cap Value Fund and the Russell 1000® Value Index for the same time periods ended February 28, 2015.

	One	Five	Ten	Since	Inception
Average Annual Total Returns[1]	Year	Years	Years	Inception	Date
AMG Systematic Large Cap Value Fund [2,3]
Investor Class	10.24%	13.48%	—	5.77%	02/28/06
Institutional Class	10.56%	13.78%	6.62%	7.38%	04/01/02

Russell 1000® Value Index[4]	13.49%	15.51%	7.21%	7.39%	04/01/02	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[4]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Large Cap Value Fund

Fund Snapshots (unaudited)

February 28, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Large Cap Value Fund**	Russell 1000® Value Index
Financials	27.9%	16.8%
Health Care	16.6%	14.3%
Information Technology	12.1%	19.4%
Energy	10.6%	7.6%
Consumer Discretionary	8.9%	13.0%
Industrials	7.9%	11.1%
Materials	6.3%	3.6%
Consumer Staples	5.0%	9.0%
Utilities	3.1%	3.0%
Telecommunication Services	0.0%	2.2%
Other Assets and Liabilities	1.6%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The PNC Financial Services Group, Inc.*	2.9%
Bank of America Corp.*	2.9
Exxon Mobil Corp.*	2.6
JPMorgan Chase & Co.*	2.5
Citigroup, Inc.	2.1
MetLife, Inc.*	2.1
Merck & Co., Inc.*	2.0
Hewlett-Packard Co.*	1.9
Valero Energy Corp.	1.9
Pfizer, Inc.	1.8

Top Ten as a Group	22.7%

*	Top Ten Holding as of August 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments

February 28, 2015

	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—8.9%
Bed Bath & Beyond, Inc.*	4,415	$329,624
Dollar General Corp.*	3,695	268,331
Dollar Tree, Inc.*	4,305	343,022
Foot Locker, Inc.	7,295	409,760
Gannett Co., Inc.	10,400	368,160
General Motors Co.	18,200	679,042
Lear Corp.	4,740	516,281
Macy’s, Inc.	11,125	708,885
Magna International, Inc.	4,165	453,818
Sony Corp., Sponsored ADR	8,625	244,260
Target Corp.	3,390	260,454
Total Consumer Discretionary		4,581,637
Consumer Staples—5.0%
CVS Health Corp.	6,755	701,642
The Kroger Co.	8,615	612,957
Rite Aid Corp.*	90,775	724,385
Tyson Foods, Inc., Class A	13,475	556,652
Total Consumer Staples		2,595,636
Energy—10.6%
Chesapeake Energy Corp.	35,100	585,468
Devon Energy Corp.	15,055	927,237
Exxon Mobil Corp.	15,135	1,340,053
Hess Corp.	10,535	790,968
Nabors Industries, Ltd.	31,550	404,156
Newfield Exploration Co.*	6,995	231,045
Valero Energy Corp.	16,030	988,891
Whiting Petroleum Corp.*	6,060	205,010
Total Energy		5,472,828
Financials—27.9%
American International Group, Inc.	8,095	447,896
Bank of America Corp.	95,450	1,509,064
Barclays PLC, Sponsored ADR	19,675	312,045
Capital One Financial Corp.	6,310	496,660
CIT Group, Inc.	9,845	455,331
Citigroup, Inc.	21,125	1,107,373
Discover Financial Services	10,750	655,535
The Hartford Financial Services Group, Inc.	11,885	486,810
Health Care REIT, Inc.	3,660	282,223
Host Hotels & Resorts, Inc.	17,950	376,950

	Shares	Value
Huntington Bancshares, Inc.	48,725	$533,052
JPMorgan Chase & Co.	21,370	1,309,554
KeyCorp	38,500	536,305
Lincoln National Corp.	7,325	422,213
MetLife, Inc.	21,075	1,071,242
Northern Trust Corp.	4,880	340,770
The PNC Financial Services Group, Inc.	16,435	1,511,363
Prudential Financial, Inc.	4,960	401,016
SunTrust Banks, Inc.	16,245	666,045
Synchrony Financial*	11,450	365,828
Ventas, Inc.	4,770	355,222
Voya Financial, Inc.	10,925	482,776
XL Group PLC	7,200	260,640
Total Financials		14,385,913
Health Care—16.6%
AbbVie, Inc.	6,115	369,957
Aetna, Inc.	8,610	857,125
Amgen, Inc.	3,620	570,946
Anthem, Inc.	2,055	300,955
Bristol-Myers Squibb Co.	5,390	328,359
Cigna Corp.	3,540	430,570
Edwards Lifesciences Corp.*	3,165	421,008
Eli Lilly & Co.	6,440	451,895
Gilead Sciences, Inc.*	3,630	375,814
HCA Holdings, Inc.*	4,235	302,972
Laboratory Corp. of America Holdings*	5,460	671,744
Medtronic PLC	4,160	322,774
Merck & Co., Inc.	17,875	1,046,403
Mylan, Inc.	6,515	373,472
Pfizer, Inc.	27,425	941,226
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	14,165	807,688
Total Health Care		8,572,908
Industrials—7.9%
AerCap Holdings N.V.*	6,530	290,585
Allison Transmission Holdings, Inc.	10,125	322,177
American Airlines Group, Inc.	12,825	614,317
CSX Corp.	9,650	331,091
Delta Air Lines, Inc.	9,750	434,070
Lockheed Martin Corp.	1,575	315,079
PACCAR, Inc.	5,430	347,792

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—7.9% (continued)
Southwest Airlines Co.	10,655	$460,722
Trinity Industries, Inc.	16,050	539,601
United Continental Holdings, Inc.*	6,735	438,987
Total Industrials		4,094,421
Information Technology—12.1%
Apple, Inc.	2,261	290,448
Applied Materials, Inc.	14,375	360,094
Cisco Systems, Inc.	31,550	931,040
Electronic Arts, Inc.*	5,750	328,785
Hewlett-Packard Co.	28,440	990,850
Intel Corp.	13,045	433,746
Micron Technology, Inc.*	25,825	792,053
NXP Semiconductors N.V.*	8,035	682,131
Qorvo, Inc.*	3,935	273,089
Western Digital Corp.	7,515	803,955
Xerox Corp.	26,350	359,678
Total Information Technology		6,245,869
Materials—6.3%
Alcoa, Inc.	18,975	280,640
Ashland, Inc.	2,405	306,926
Avery Dennison Corp.	3,905	209,113
The Dow Chemical Co.	14,100	694,284
LyondellBasell Industries N.V., Class A	6,475	556,267
The Mosaic Co.	5,020	267,365
Newmont Mining Corp.	19,650	517,385
United States Steel Corp.	16,425	393,379
Total Materials		3,225,359

	Shares	Value
Utilities—3.1%
DTE Energy Co.	3,750	$307,613
Duke Energy Corp.	4,695	368,792
Exelon Corp.	18,550	629,216
NRG Energy, Inc.	11,600	278,168
Total Utilities		1,583,789
Total Common Stocks (cost $41,430,451)		50,758,360

	Principal Amount
Short-Term Investments—1.5%
Repurchase Agreements—0.0%#
Nomura Securities International, Inc., dated 02/27/15, due 03/02/15, 0.080%, total to be received $8 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.250%, 03/09/15—05/01/47 totaling $8)	$8	8

	Shares
Other Investment Companies—1.5%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	754,158	754,158
Total Short-Term Investments (cost $754,166)		754,166
Total Investments—99.9% (cost $42,184,617)		51,512,526
Other Assets, less Liabilities—0.1%		59,796
Net Assets—100.0%		$51,572,322

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Portfolio Manager’s Comments

THE YEAR IN REVIEW

Over the 12 months ended February 28, 2015, the AMG Systematic Mid Cap Value Fund (formerly Systematic Mid Cap Value Fund) (Institutional Class) (the “Fund”) returned 6.3%, lagging the 13.6% return of the Russell Midcap® Value Index.

The Fund’s absolute performance was driven by decent market conditions for the domestic equity markets. The favorable market action mirrored a constructive U.S. economic environment, which saw further expansion after a slow start to the calendar year due to severe winter weather conditions. U.S. GDP turned negative in the first quarter of 2014, as a winter freeze was felt deep into the South. At the time, our bottom-up investment research suggested that the economy was well-positioned for the resumption of growth, due to a healthy supply chain poised for reacceleration with only a small uptick in demand. Our analysis proved prescient, as domestic industrial activity did, indeed, pick up and lead the economy back on track. In fact, railroad, automobile and housing data all demonstrated varying degrees of strength during the past twelve months, creating a self-reinforcing cycle of solid business sentiment and spending levels.

Consumer confidence improved as well, but this did not translate to widespread traffic gains at retailers, which saw mixed results overall.

Meanwhile, the U.S. economy saw headwinds from abroad the past 12 months, as weaker economic conditions in Europe, China and the emerging markets became constraints. Aside from the obvious challenges the slowdown in foreign markets posed for U.S. multinationals and their trading partners, this dynamic also had a pronounced effect on global interest rates. The domestic yield curve was by no means immune from this trend, and shifted investors’ focus towards high-dividend-yielding stocks over those with improving underlying company-level fundamentals.

Wall Street’s desire for yield over some of the fundamentals central to our investment discipline hurt the Fund’s performance on a relative basis. Our stock-selection process works best when investors differentiate one stock from another on the basis of metrics such as earnings and estimate revisions, not dividend yield. Instead, we saw valuation spreads between growth- and value-oriented investments further contract in the past twelve months from already low levels entering the fiscal year. Investor appetite for yield played no small role in the narrowing of these spreads. Given the historically high valuations of utilities and REITs, as indicated by our multi-factor valuation methodology, we have been, and continue to remain, underweight these yield-oriented equities. Several stocks in the portfolio, such as regional banks, were likewise hurt by the protracted decline in interest rates.

While the Fund posted strong absolute returns for the 12-month period ending February 28, 2015, performance for the period lagged the Russell Midcap® Value index. From an attribution standpoint, stock selection accounted for the majority of our relative underperformance, while sector allocation had a moderately negative impact as well. Strong selections within the health care and telecommunication services sectors were both positive relative to the benchmark, while information technology, along with selections in the industrials and materials sectors, were most unfavorable. In these groups, the unexpected drop in commodities and the strengthening of the dollar in the second half of 2014 led to greater macro concerns, and negative sentiment ultimately compressed multiples of higher earnings growth stocks. Our overweight to energy had the most negative allocation impact, most of which was seen in the fourth quarter when we saw oil prices plummet very rapidly. This was partly offset by the positive allocation impact from our overweight to telecommunication services.

Corporate America is poised to generate mid- to high-single-digit earnings growth once again in 2015, which should be enough to push stocks higher even without valuation multiple expansion. We believe our relative value philosophy, focused on identifying attractively-valued stocks of companies with favorable inflections in their individual earnings cycles, is poised to do well as investors become more discerning about underlying corporate fundamentals. Moreover, valuation spreads among individual stocks remain near all-time lows, meaning Wall Street is not yet differentiating among companies’ unique growth and profit attributes. If history is any indication, severe spread compression tends to unwind quickly once investors regain their focus on individual company fundamentals. Indeed, the widening of valuation spreads should provide a significant tailwind for our investment process. Finally, we continue to watch the Federal Reserve for signs of a new interest rate regime. Given the strong performance of high-dividend-paying stocks in the past few years, valuations of yield-oriented investments like REITs and utilities appear overly stretched, hence our underweight to these areas. Over time, as rates move higher, we believe the portfolio should likely benefit on a relative basis. Looking ahead, the portfolio continues to be moderately pro-cyclical in construction, a relative positioning reinforced by our bottom-up individual company research and one, we believe, well-suited to a higher-interest-rate regime.

This commentary reflects the viewpoints of Systematic Financial Management, L.P. as of February 28, 2015 and is not intended as a forecast or guarantee of future results.

AMG Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Mid Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. The graph compares a hypothetical $10,000 investment made in the Fund’s Institutional Class on December 21, 2006, to a $10,000 investment made in the Russell Midcap® Value Index for the same time period. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Mid Cap Value Fund and the Russell Midcap® Value Index for the same time periods ended February 28, 2015.

	One	Five	Since	Inception
Average Annual Total Returns[1]	Year	Years	Inception	Date
AMG Systematic Mid Cap Value Fund [2,3,4]
Investor Class	6.04%	13.94%	7.68%	12/21/06
Service Class	6.30%	—	18.45%	12/01/12
Institutional Class	6.33%	14.21%	7.95%	12/21/06

Russell Midcap® Value Index[5]	13.63%	17.53%	7.95%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information though the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Managers Distributors, Inc., member FINRA/SIPC.

†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2015. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[5]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, The Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Value Index and the Russell 1000® Value Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

February 28, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Mid Cap Value Fund**	Russell Midcap® Value Index
Financials	28.0%	32.9%
Information Technology	12.7%	11.0%
Consumer Discretionary	12.3%	10.7%
Health Care	11.9%	10.2%
Industrials	10.2%	9.3%
Utilities	8.2%	11.7%
Materials	5.6%	6.9%
Energy	4.8%	3.8%
Consumer Staples	4.0%	3.1%
Telecommunication Services	1.0%	0.4%
Other Assets and Liabilities	1.3%	0.0%

**	As a percentage of net assets.

TOP 10 HOLDINGS

Security Name	% of Net Assets
Raymond James Financial, Inc.*	2.3%
CBRE Group, Inc., Class A*	2.3
Allison Transmission Holdings, Inc.*	2.2
Webster Financial Corp.	2.2
The Hartford Financial Services Group, Inc.	2.1
SunTrust Banks, Inc.	2.0
HCA Holdings, Inc.	2.0
Anthem, Inc.	1.8
Tyson Foods, Inc., Class A	1.7
Liberty Property Trust*	1.7

Top Ten as a Group	20.3%

*	Top Ten Holding as of August 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

February 28, 2015

	Shares	Value
Common Stocks—98.7%
Consumer Discretionary—12.3%
American Eagle Outfitters, Inc.	675,343	$10,109,885
Bed Bath & Beyond, Inc.*	32,270	2,409,278
Bloomin’ Brands, Inc.	333,125	8,581,300
Expedia, Inc.	37,405	3,431,909
Foot Locker, Inc.	158,975	8,929,626
Gannett Co., Inc.	228,800	8,099,520
Hanesbrands, Inc.	37,015	4,720,893
Harley-Davidson, Inc.	102,175	6,495,265
Kohl’s Corp.	55,751	4,114,424
Macy’s, Inc.	23,225	1,479,897
Magna International, Inc.	63,866	6,958,839
News Corp., Class A*	159,625	2,757,522
Royal Caribbean Cruises, Ltd.	106,387	8,130,095
Starz, Class A*	175,995	5,850,074
Total Consumer Discretionary		82,068,527
Consumer Staples—4.0%
Molson Coors Brewing Co., Class B	66,010	5,009,499
Pinnacle Foods, Inc.	147,800	5,365,140
Tyson Foods, Inc., Class A	276,020	11,402,386
Whole Foods Market, Inc.	84,345	4,764,649
Total Consumer Staples		26,541,674
Energy—4.8%
Encana Corp.	363,660	4,745,763
Energen Corp.	96,340	6,227,418
Newfield Exploration Co.*	215,875	7,130,351
PBF Energy, Inc., Class A	230,850	7,195,595
Precision Drilling Corp.[2]	1,122,234	6,834,405
Total Energy		32,133,532
Financials—28.0%
Allied World Assurance Co. Holdings AG	67,375	2,725,319
BioMed Realty Trust, Inc.	471,300	10,481,712
CBL & Associates Properties, Inc.	234,737	4,699,435
CBRE Group, Inc., Class A*	444,125	15,215,722
CIT Group, Inc.	168,509	7,793,541
Discover Financial Services	106,815	6,513,579
DuPont Fabros Technology, Inc.	249,150	7,800,886
The Hartford Financial Services Group, Inc.	344,135	14,095,770
Invesco, Ltd.	239,150	9,630,571
Lazard, Ltd., Class A	103,005	5,240,894

	Shares	Value
Liberty Property Trust	304,725	$11,341,864
Lincoln National Corp.	111,015	6,398,905
Northern Trust Corp.	46,745	3,264,203
Raymond James Financial, Inc.	270,725	15,466,519
SL Green Realty Corp.	57,795	7,335,919
Sunstone Hotel Investors, Inc.	545,177	9,513,339
SunTrust Banks, Inc.	322,750	13,232,750
Synchrony Financial*	262,835	8,397,578
Voya Financial, Inc.	171,540	7,580,353
Webster Financial Corp.	427,275	14,753,806
XL Group PLC	128,715	4,659,483
Total Financials		186,142,148
Health Care—11.9%
Anthem, Inc.	79,800	11,686,710
Boston Scientific Corp.*	402,125	6,795,912
Halyard Health, Inc.	118,165	5,440,317
HCA Holdings, Inc.*	183,339	13,116,072
Hologic, Inc.*	244,423	7,914,417
Laboratory Corp. of America Holdings*	56,225	6,917,362
MEDNAX, Inc.*	75,325	5,383,478
Quintiles Transnational Holdings, Inc.	76,165	4,949,202
VCA, Inc.*	166,405	8,866,058
Zimmer Holdings, Inc.	65,729	7,913,114
Total Health Care		78,982,642
Industrials—10.2%
AerCap Holdings N.V.*	189,599	8,437,155
Allison Transmission Holdings, Inc.	468,344	14,902,706
American Airlines Group, Inc.	84,940	4,068,626
Con-way, Inc.	116,420	5,142,271
GATX Corp.	161,399	10,047,088
ITT Corp.	221,725	9,106,246
Spirit AeroSystems Holdings, Inc., Class A*	119,855	5,898,065
Stanley Black & Decker, Inc.	34,299	3,372,964
Trinity Industries, Inc.	211,525	7,111,470
Total Industrials		68,086,591
Information Technology—12.7%
Applied Materials, Inc.	292,604	7,329,730
ARRIS Group, Inc.*	193,675	5,690,171
Booz Allen Hamilton Holding Corp.	175,158	5,212,702
Broadcom Corp., Class A	247,910	11,212,969
Check Point Software Technologies, Ltd.*	120,190	10,034,663

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—12.7% (continued)
CoreLogic, Inc.*	135,937	$4,532,140
Electronic Arts, Inc.*	121,490	6,946,798
Integrated Device Technology, Inc.*	175,900	3,630,576
Lam Research Corp.	41,545	3,425,801
Micron Technology, Inc.*	223,625	6,858,579
NXP Semiconductors N.V.*	42,600	3,616,527
Skyworks Solutions, Inc.	61,510	5,397,502
Western Digital Corp.	97,850	10,467,993
Total Information Technology		84,356,151
Materials—5.6%
Alcoa, Inc.	469,825	6,948,712
Celanese Corp., Series A	130,825	7,471,416
Crown Holdings, Inc.*	51,645	2,737,185
The Mosaic Co.	130,380	6,944,039
Rock-Tenn Co., Class A	109,908	7,544,085
United States Steel Corp.	237,314	5,683,670
Total Materials		37,329,107
Telecommunication Services—1.0%
Level 3 Communications, Inc.*	120,629	6,497,078
Utilities—8.2%
Ameren Corp.	217,130	9,208,483
Atmos Energy Corp.	187,905	9,966,481
DTE Energy Co.	67,050	5,500,111
Dynegy, Inc.*	171,850	4,789,459
Exelon Corp.	271,241	9,200,495
NRG Energy, Inc.	262,300	6,289,954
PG&E Corp.	130,875	7,031,914
Portland General Electric Co.	71,700	2,673,693
Total Utilities		54,660,590
Total Common Stocks (cost $591,508,490)		656,798,040

	Principal Amount	Value
Short-Term Investments—1.8%
Repurchase Agreements—0.8%[3]
Bank of Nova Scotia, dated 02/27/15, due 03/02/15, 0.070%, total to be received $1,301,982 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.125%, 04/09/15—05/20/62, totaling $1,328,022)	$1,301,974	$1,301,974
Barclays Capital, dated 02/27/15, due 03/02/15, 0.050%, total to be received $274,089 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.000%, 04/15/15—11/15/44,totaling $279,570)	274,088	274,088
Daiwa Capital Markets, dated 02/27/15, due 03/02/15, 0.090%, total to be received $1,301,984 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 08/27/15—03/01/48, totaling $1,328,014)	1,301,974	1,301,974
Merrill Lynch, Pierce. Fenner & Smith, Inc., dated 02/27/15, due 03/02/15, 0.080%, total to be received $1,301,983 (collateralized by various U.S. Government Agency Obligations, 1.922%—4.500%, 12/01/27—02/01/45, totaling $1,328,013)	1,301,974	1,301,974
Nomura Securities International, Inc., dated 02/27/15, due 03/02/15, 0.080%, total to be received $1,301,983 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.250%, 03/09/15—05/01/47, totaling $1,328,014)	1,301,974	1,301,974
Total Repurchase Agreements		5,481,984

	Shares
Other Investment Companies—1.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	6,483,599	6,483,599
Total Short-Term Investments (cost $11,965,583)		11,965,583
Total Investments—100.5% (cost $603,474,073)		668,763,623
Other Assets, less Liabilities—(0.5)%		(3,345,085)
Net Assets—100.0%		$665,418,538

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report. At February 28, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$42,376,195	$10,238,146	$(1,101,815)	$9,136,331
AMG Systematic Mid Cap Value Fund	606,082,414	86,724,026	(24,042,817)	62,681,209

#	Rounds to less than 0.1%.
*	Non-income producing security.
[1]	Yield shown represents the February 28, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Mid Cap Value Fund	$5,159,259	0.8%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of February 28, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$50,758,360	—	—	$50,758,360
Short-Term Investments
Repurchase Agreements	—	$8	—	8
Other Investment Companies	754,158	—	—	754,158

Total Investments in Securities	$51,512,518	$8	—	$51,512,526

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$656,798,040	—	—	$656,798,040
Short-Term Investments
Repurchase Agreements	—	$5,481,984	—	5,481,984
Other Investment Companies	6,483,599	—	—	6,483,599

Total Investments in Securities	$663,281,639	$5,481,984	—	$668,763,623

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 28, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2015

	AMG Systematic	AMG Systematic
	Large Cap	Mid Cap
	Value Fund	Value Fund
Assets:
Investments at value* (including securities on loan valued at $0 and $5,159,259, respectively)	$51,512,526	$668,763,623
Receivable for investments sold	268,239	8,335,566
Dividends, interest and other receivables	80,407	808,151
Receivable for Fund shares sold	22,286	4,933,390
Receivable from affiliate	2,915	—
Prepaid expenses	9,522	29,156
Total assets	51,895,895	682,869,886
Liabilities:
Payable for investments purchased	231,569	4,951,156
Payable for Fund shares repurchased	27,290	6,528,811
Payable upon return of securities loaned	—	5,481,984
Accrued expenses:
Investment advisory and management fees	27,605	380,241
Distribution fees—Investor Class	3,920	7,123
Shareholder servicing fees—Service Class	—	166
Professional fees	18,483	20,339
Trustee fees and expenses	460	4,525
Other	14,246	77,003
Total liabilities	323,573	17,451,348
Net Assets	$51,572,322	$665,418,538
Net Assets Represent:
Paid-in capital	$40,452,113	$580,652,805
Undistributed net investment income	66,265	549,091
Accumulated net realized gain from investments	1,726,035	18,927,092
Net unrealized appreciation of investments	9,327,909	65,289,550
Net Assets	$51,572,322	$665,418,538
Investor Class:
Net Assets	$20,563,985	$37,558,966
Shares outstanding	1,780,039	2,671,163
Net asset value, offering and redemption price per share	$11.55	$14.06
Service Class:
Net Assets	n\a	$2,147,100
Shares outstanding	n\a	152,733
Net asset value, offering and redemption price per share	n\a	$14.06
Institutional Class:
Net Assets	$31,008,337	$625,712,472
Shares outstanding	2,682,541	44,425,311
Net asset value, offering and redemption price per share	$11.56	$14.08
* Investments at cost	$42,184,617	$603,474,073

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the fiscal year ended February 28, 2015

	AMG Systematic	AMG Systematic
	Large Cap	Mid Cap
	Value Fund	Value Fund
Investment Income:
Dividend income	$945,587	$10,261,679 [1]
Securities lending income	2,285	45,843
Foreign withholding tax	(6,167)	(66,196)
Total investment income	941,705	10,241,326
Expenses:
Investment management and advisory fees	360,938	5,111,714
Distribution fees—Investor Class	50,146	161,154
Shareholder servicing fees—Service Class	—	991
Registration fees	36,740	91,907
Professional fees	30,318	59,556
Custodian fees	12,194	58,980
Transfer agent fees	11,604	26,590
Reports to shareholders	7,189	110,123
Trustees fees and expenses	2,201	28,736
Miscellaneous	2,629	25,199
Total expenses before offsets	513,959	5,674,950
Expense reimbursements	(45,817)	—
Expense reductions	(29,383)	(508,054)
Net expenses	438,759	5,166,896
Net investment income	502,946	5,074,430
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	5,843,812	37,341,967
Net change in unrealized appreciation (depreciation) of investments	(1,237,725)	(2,440,739)
Net realized and unrealized gain	4,606,087	34,901,228
Net increase in net assets resulting from operations	$5,109,033	$39,975,658

[1]	Includes non-recurring dividends of $505,707.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the fiscal years ended February 28,

	AMG Systematic Large Cap Value Fund		AMG Systematic Mid Cap Value Fund
	2015	2014	2015	2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$502,946	$641,588	$5,074,430	$3,823,186
Net realized gain on investments	5,843,812	12,202,849	37,341,967	75,253,727
Net change in unrealized appreciation (depreciation) of investments	(1,237,725)	597,991	(2,440,739)	22,532,862
Net increase in net assets resulting from operations	5,109,033	13,442,428	39,975,658	101,609,775
Distributions to Shareholders:
From net investment income:
Investor Class	(173,757)	(267,257)	(116,483)	(271,185)
Service Class	—	—	(18,494)	(774)
Institutional Class	(338,049)	(455,210)	(4,837,505)	(4,278,984)
From net realized gain on investments:
Investor Class	(2,888,391)	(2,648,072)	(2,220,976)	(4,642,632)
Service Class	—	—	(150,610)	(10,062)
Institutional Class	(4,362,073)	(3,650,268)	(38,117,421)	(54,103,019)
Total distributions to shareholders	(7,762,270)	(7,020,807)	(45,461,489)	(63,306,656)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	1,596,752	(22,708,137)	46,426,972	235,426,269
Total increase (decrease) in net assets	(1,056,485)	(16,286,516)	40,941,141	273,729,388
Net Assets:
Beginning of year	52,628,807	68,915,323	624,477,397	350,748,009
End of year	$51,572,322	$52,628,807	$665,418,538	$624,477,397
End of year undistributed net investment income	$66,265	$68,876	$549,091	$79,084

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal fiscal year

	For the fiscal years ended
	February 28,	February 28,	February 28,	February 29,	February 28,
Investor Class	2015	2014	2013*	2012	2011
Net Asset Value, Beginning of Year	$12.30	$11.12	$10.05	$10.47	$8.46
Income from Investment Operations:
Net investment income	0.10 [1]	0.12 [1]	0.13 [1,4]	0.10	0.04
Net realized and unrealized gain (loss) on investments	1.16 [1]	2.79 [1]	1.09 [1]	(0.43)	2.01
Total from investment operations	1.26	2.91	1.22	(0.33)	2.05
Distributions to Shareholders from:
Net investment income	(0.11)	(0.16)	(0.15)	(0.09)	(0.04)
Net realized gain on investments	(1.90)	(1.57)	—	—	—
Total distributions to shareholders	(2.01)	(1.73)	(0.15)	(0.09)	(0.04)
Net Asset Value, End of Year	$11.55	$12.30	$11.12	$10.05	$10.47
Total Return[2]	10.24%	26.32%	12.21%	(3.04)%	24.22%
Ratio of net expenses to average net assets (with offsets/reductions)	1.00%	1.05%[5]	1.02%[6]	1.03%[7]	1.09%
Ratio of expenses to average net assets (with offsets)	1.06%	1.07%[5]	1.07%[6]	1.11%	1.15%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.15%	1.15%[5]	1.15%[6]	1.16%	1.15%
Ratio of net investment income to average net assets[2]	0.82%	0.98%[5]	1.26%[6]	0.81%	0.37%
Portfolio turnover	91%	103%	101%	100%	132%
Net assets at end of year (000’s omitted)	$20,564	$19,732	$28,153	$28,911	$56,153

	For the fiscal years ended
	February 28,	February 28,	February 28,	February 29,	February 28,
Institutional Class	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$12.31	$11.13	$10.06	$10.50	$8.48
Income from Investment Operations:
Net investment income	0.14 [1]	0.15 [1]	0.15 [1,4]	0.14	0.06
Net realized and unrealized gain (loss) on investments	1.16 [1]	2.80 [1]	1.09 [1]	(0.46)	2.02
Total from investment operations	1.30	2.95	1.24	(0.32)	2.08
Distributions to Shareholders from:
Net investment income	(0.15)	(0.20)	(0.17)	(0.12)	(0.06)
Net realized gain on investments	(1.90)	(1.57)	—	—	—
Total distributions to shareholders	(2.05)	(1.77)	(0.17)	(0.12)	(0.06)
Net Asset Value, End of Year	$11.56	$12.31	$11.13	$10.06	$10.50
Total Return[2]	10.56%	26.71%[8]	12.49%[8]	(2.87)%	24.58%
Ratio of net expenses to average net assets (with offsets/reductions)	0.75%	0.80%[5]	0.77%[6]	0.78%[7]	0.84%
Ratio of expenses to average net assets (with offsets)	0.81%	0.82%[5]	0.82%[6]	0.84%	0.90%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.90%	0.90%[5]	0.90%[6]	0.91%	0.90%
Ratio of net investment income to average net assets[2]	1.07%	1.23%[5]	1.51%[6]	1.06%	0.63%
Portfolio turnover	91%	103%	101%	100%	132%
Net assets at end of year (000’s omitted)	$31,008	$32,897	$40,762	$42,766	$70,543

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the fiscal years ended
	February 28,	February 28,	February 28,	February 29,	February 28,
Investor Class	2015	2014	2013*	2012	2011
Net Asset Value, Beginning of Year	$14.12	$12.62	$11.18	$11.91	$9.28
Income from Investment Operations:
Net investment income	0.07 [1,16]	0.08 [1,9]	0.11 [1,10]	0.07	0.01
Net realized and unrealized gain (loss) on investments	0.76 [1]	2.98 [1]	1.42 [1]	(0.33)	2.78
Total from investment operations	0.83	3.06	1.53	(0.26)	2.79
Distributions to Shareholders from:
Net investment income	(0.04)	(0.09)	(0.09)	(0.04)	(0.04)
Net realized gain on investments	(0.85)	(1.47)	—	(0.43)	(0.12)
Total distributions to shareholders	(0.89)	(1.56)	(0.09)	(0.47)	(0.16)
Net Asset Value, End of Year	$14.06	$14.12	$12.62	$11.18	$11.91
Total Return[2]	6.04%	24.38%	13.77%	(1.73)%	30.22%
Ratio of net expenses to average net assets (with offsets/reductions)	0.98%	1.07%[11]	1.10%[12]	1.09%[13]	1.17%
Ratio of expenses to average net assets (with offsets)	1.06%	1.08%[11]	1.12%[12]	1.11%	1.20%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.06%	1.08%[11]	1.12%[12]	1.13%	1.20%
Ratio of net investment income to average net assets[2]	0.47%	0.58%[11]	0.94%[12]	0.66%	0.31%
Portfolio turnover	128%	153%	118%	114%	148%
Net assets at end of year (000’s omitted)	$37,559	$52,464	$32,654	$26,677	$22,534

			For the fiscal period from December 1, 2012 through February 28, 2013**

	For the fiscal years ended February 28,
Service Class	2015	2014
Net Asset Value, Beginning of Period	$14.15	$12.66	$11.57
Income from Investment Operations:
Net investment income	0.11 [1,16]	0.11 [1,9]	0.04 [1,10]
Net realized and unrealized gain on investments	0.77 [1]	2.97 [1]	1.17 [1]
Total from investment operations	0.88	3.08	1.21
Distributions to Shareholders from:
Net investment income	(0.11)	(0.11)	(0.12)
Net realized gain on investments	(0.86)	(1.48)	—
Total distributions to shareholders	(0.97)	(1.59)	(0.12)
Net Asset Value, End of Period	$14.06	$14.15	$12.66
Total Return[2]	6.30%	24.50%	10.53%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.83%	0.86%[11]	0.86%[12,15]
Ratio of expenses to average net assets (with offsets)	0.91%	0.87%[11]	0.88%[12,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.91%	0.87%[11]	0.87%[12,15]
Ratio of net investment income to average net assets[2]	0.82%	0.78%[11]	1.51%[12,15]
Portfolio turnover	128%	153%	118%[14]
Net assets at end of period (000’s omitted)	$2,147	$103	$11

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal year

	For the fiscal years ended
	February 28,	February 28,	February 28,	February 29,	February 28,
Institutional Class	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Year	$14.17	$12.66	$11.22	$11.95	$9.30
Income from Investment Operations:
Net investment income	0.11 [1,16]	0.12 [1,9]	0.14 [1,10]	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.77 [1]	2.99 [1]	1.42 [1]	(0.32)	2.78
Total from investment operations	0.88	3.11	1.56	(0.23)	2.84
Distributions to Shareholders from:
Net investment income	(0.11)	(0.12)	(0.12)	(0.07)	(0.07)
Net realized gain on investments	(0.86)	(1.48)	—	(0.43)	(0.12)
Total distributions to shareholders	(0.97)	(1.60)	(0.12)	(0.50)	(0.19)
Net Asset Value, End of Year	$14.08	$14.17	$12.66	$11.22	$11.95
Total Return[2]	6.33%	24.69%	14.00%	(1.49)%	30.63%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	0.73%	0.82%[11]	0.85%[12]	0.84%[13]	0.92%
Ratio of expenses to average net assets (with offsets)	0.81%	0.83%[11]	0.87%[12]	0.86%	0.98%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.81%	0.83%[11]	0.87%[12]	0.88%	0.95%
Ratio of net investment income to average net assets[2]	0.78%	0.83%[11]	1.19%[12]	0.95%	0.57%
Portfolio turnover	128%	153%	118%	114%	148%
Net assets at end of year (000’s omitted)	$625,712	$571,910	$318,083	$269,162	$115,866

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commenced operations on December 1, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for the Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Investor Class and Institutional Class, respectively.
[7]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.10 and $0.11 for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.00 and $0.10 for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.015% and 0.014% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.011%, 0.012% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[14]	Not annualized.
[15]	Annualized.
[16]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.11, and $0.12 for the Investor Class, Service Class, and Institutional Class shares, respectively.

Notes to Financial Statements

February 28, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (formerly Managers AMG Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Systematic Large Cap Value Fund (“Large Cap”) (formerly Systematic Value Fund) and AMG Systematic Mid Cap Value Fund (“Mid Cap”) (formerly Systematic Mid Cap Value Fund), each a “Fund” and collectively the “Funds.”

Large Cap offers two classes of shares: Investor and Institutional. Mid Cap offers three classes of shares: Investor, Service and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an

Notes to Financial Statements (continued)

asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSE

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the fiscal year ended February 28, 2015, the amount by which the Funds’ expenses were reduced and the impact on the annualized expense ratios, if any, were as follows: Large Cap—$29,383 or 0.06% and Mid Cap—$508,054 or 0.08%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the fiscal year ended February 28, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the fiscal year ended February 28, 2015, overdraft fees for Large Cap and Mid Cap equaled $103 and $46, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization and temporary differences are due to wash sales.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended February 28, 2015 and 2014 were as follows.

	Large Cap		Mid Cap
	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$511,806	$722,467	$4,604,605	$4,550,943
Short-term capital gains	2,447,682	1,156,253	13,946,508	24,341,799
Long-term capital gains	4,802,782	5,142,087	29,054,012	34,413,914

	$7,762,270	$7,020,807	$47,605,125	$63,306,656

As of February 28, 2015, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Large Cap	Mid Cap
Capital loss carryforward	—	—
Undistributed ordinary income	$66,265	$423,166
Undistributed short-term capital gains	266,993	9,507,302
Undistributed long-term capital gains	1,650,620	12,154,056
Late-year deferral	—	—

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of February 28, 2015 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of February 28, 2015, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended February 28, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the fiscal years ended February 28, 2015 and 2014, the capital stock transactions by class for Large Cap and Mid Cap were:

	Large Cap				Mid Cap
	February 28, 2015		February 28, 2014		February 28, 2015		February 28, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	256,102	$3,226,782	386,125	$4,765,154	3,730,603	$53,875,085	1,596,014	$22,210,368
Reinvestment of distributions	262,348	3,032,747	237,955	2,891,149	166,048	2,301,427	341,219	4,763,419
Cost of shares repurchased	(342,537)	(4,333,980)	(1,552,701)	(18,693,669)	(4,941,568)	(71,231,980)	(809,497)	(11,110,490)

Net increase (decrease)	175,913	$1,925,549	(928,621)	$(11,037,366)	(1,044,917)	$(15,055,468)	1,127,736	$15,863,297

Service Class:
Proceeds from sale of shares	—	—	—	—	186,896	$2,700,400	6,275	$85,968
Reinvestment of distributions	—	—	—	—	11,929	165,214	317	4,427
Cost of shares repurchased	—	—	—	—	(53,349)	(735,177)	(208)	(3,101)

Net increase	—	—	—	—	145,476	$2,130,437	6,384	$87,294

Institutional Class:
Proceeds from sale of shares	329,892	$4,165,626	394,262	$4,753,646	17,255,705	$247,133,290	21,399,224	$305,578,691
Reinvestment of distributions	406,412	4,698,128	337,760	4,103,786	3,023,845	41,970,968	4,063,991	56,936,518
Cost of shares repurchased	(725,782)	(9,192,551)	(1,721,648)	(20,528,203)	(16,213,365)	(229,752,255)	(10,232,503)	(143,039,531)

Net increase (decrease)	10,522	$(328,797)	(989,626)	$(11,670,771)	4,066,185	$59,352,003	15,230,712	$219,475,678

At February 28, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap – one collectively owns 48%; Mid Cap – two collectively own 79%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At February 28, 2015, the market value of repurchase agreements outstanding for Large Cap and Mid Cap was $8 and $5,481,984, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended February 28, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap	0.70%
Mid Cap	0.75%

The Investment Manager has contractually agreed, through at least July 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap and Mid Cap to 0.81% and 0.87%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of each Fund or a successor fund, by mutual agreement of the Investment Manager and the Board, or in the event of each Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Notes to Financial Statements (continued)

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the fiscal year ended February 28, 2015, Mid Cap had no reimbursement available and Large Cap’s components of reimbursement available are detailed in the following chart:

Large Cap
Reimbursement Available - 2/28/14	$158,888
Additional Reimbursements	45,817
Repayments	—
Expired Reimbursements	(58,138)

Reimbursement Available - 2/28/15	$146,567

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,000 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly receieved an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the

Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For Mid Cap Service Class, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the fiscal year ended February 28, 2015, was as follows:

	Maximum Amount	Actual Amount
Fund	Allowed	Incurred
Mid Cap
Service Class	0.10%	0.10%

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the fiscal year ended February 28, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Large Cap borrowed $1,634,127 for one day paying interest of $51 and Mid Cap borrowed varying amounts not exceeding $21,393,652 for six days paying interest of $1,170. The interest amount is included in the Statement of Operations as miscellaneous expense. At February 28, 2015, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the fiscal year ended February 28, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap	$46,043,103	$51,465,868
Mid Cap	861,946,982	852,540,192

The Funds had no purchases or sales of U.S. Government obligations during the fiscal year ended February 28, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At February 28, 2015, the value of the securities loaned and cash collateral received were as follows:

Cash
	Securities	Collateral
Fund	Loaned	Received
Large Cap	—	—
Mid Cap	$5,159,259	$5,481,984

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of February 28, 2015:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund		Financial Instruments	Cash Collateral Received	Net Amount
Large Cap
Nomura Securities International, Inc.	$8	$8	—	—

Totals	$8	$8	—	—

Mid Cap
Bank of Novia Scotia	$1,301,974	$1,301,974	—	—
Barclays Capital	274,088	274,088	—	—
Daiwa Capital Markets	1,301,974	1,301,974	—	—
Merrill Lynch, Pierce Fenner & Smith, Inc.	1,301,974	1,301,974	—	—
Nomura Securities International, Inc.	1,301,974	1,301,974	—	—

Totals	$5,481,984	$5,481,984	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

TAX INFORMATION (unaudited)

The AMG Systematic Large Cap Value and AMG Systematic Mid Cap Value Funds each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2014 Form 1099-DIV you received for each Fund shows the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Systematic Large Cap Value and AMG Systematic Mid Cap Value Funds each hereby designates $4,802,782 and $29,054,012, respectively, as a capital gain distribution with respect to the taxable fiscal year ended February 28, 2015, or if subsequently determined to be different, the net capital gains of such year.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS AND THE SHAREHOLDERS OF AMG SYSTEMATIC LARGE CAP VALUE FUND AND AMG SYSTEMATIC MID CAP VALUE FUND:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of AMG Systematic Large Cap Value Fund (formerly, Systematic Value Fund) and AMG Systematic Mid Cap Value Fund (formerly, Systematic Mid Cap Value Fund) (the “Funds”) at February 28, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2015

AMG Funds

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Date of Birth, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2012	Bruce B. Bingham, 12/1/48
• Oversees 44 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); Director of the Yacktman Funds (2000-2012).

• Independent Chairman	William E. Chapman, II, 9/23/41
• Trustee since 1999 • Oversees 44 Funds in Fund Complex	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009); Trustee Emeritus of Bowdoin College (2013-Present); Trustee of Bowdoin College (2002-2013); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 1999	Edward J. Kaier, 9/23/45
• Oversees 44 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 2013	Kurt A. Keilhacker, 10/5/63
• Oversees 46 Funds in Fund Complex	Managing Member, TechFund Capital (1997-Present); Managing Member, TechFund Europe (2000-Present); Trustee, Gordon College (2001-Present); Board Member, 6 wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee of Aston Funds (27 portfolios) (2014-Present).

• Trustee since 2004	Steven J. Paggioli, 4/3/50
• Oversees 44 Funds in Fund Complex	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (43 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008 – Present); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 2013	Richard F. Powers III, 2/2/46
• Oversees 44 Funds in Fund Complex	Adjunct Professor, Boston College (2011-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); President and CEO of Van Kampen Investments Inc. (1998-2003).

• Trustee since 1999	Eric Rakowski, 6/5/58
• Oversees 46 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 2013	Victoria L. Sassine, 8/11/65
• Oversees 46 Funds in Fund Complex	Lecturer, Babson College (2007 – Present); Trustee of Aston Funds (27 portfolios) (2014-Present).

• Trustee since 2004	Thomas R. Schneeweis, 5/10/47
• Oversees 44 Funds in Fund Complex	Professor Emeritus, University of Massachusetts (2013—Present); Partner, S Capital Management, LLC (2007-Present); President, TRS Associates (1982-Present); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010); Trustee of Aston Funds (27 portfolios) (2010-Present).

AMG Funds

Trustees and Officers (continued)

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG, and her former position as Chief Legal Officer of the Trust.

Number of Funds Overseen in Fund Complex	Name, Date of Birth, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2011	Christine C. Carsman, 4/2/52
• Oversees 46 Funds in Fund Complex	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers

Position(s) Held with Fund and Length of Time Served	Name, Date of Birth, Principal Occupation(s) During Past 5 Years

• President since 2014	Jeffrey T. Cerutti, 2/7/68
• Principal Executive Officer since 2014	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President, VP Distributors, (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010).

• Chief Operating Officer since 2007

Keitha L. Kinne, 5/16/58

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Funds (2012-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2011	Lewis Collins, 2/22/66
• Chief Legal Officer since 2011	Senior Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2010-Present); Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2006-2010); Senior Counsel, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002).

• Chief Financial	Donald S. Rumery, 5/29/58
Officer since 2007 • Treasurer since 1999 • Principal Financial Officer since 2008	Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, AMG Funds I and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC, (1994-2004).

• Assistant Treasurer	John C. Ball, 1/9/76
since 2014	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).

• Chief Compliance Officer	John J. Ferencz, 3/9/62
since 2010	Vice President, Chief Compliance Officer—AMG Family of Funds, AMG Funds LLC (2010-Present); Code of Ethics Reporting Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010).

• Anti-Money Laundering	Patrick J. Spellman, 3/15/74
• Compliance Officer since 2014	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small

Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International             Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly GW&K Fixed Income)

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors

            Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital

            Appreciation

AMG Managers Cadence Emerging

            Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro

            Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income

            Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration

            Government

AMG Managers Short Duration

            Government

Amundi Smith Breeden LLC

www.amgfunds.com

Item 2. CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2015	Fiscal 2014
AMG Systematic Large Cap Value Fund (formerly Systematic Value Fund)	$22,237	$22,701
AMG Systematic Mid Cap Value Fund (formerly Systematic Mid Cap Value Fund)	$33,363	$21,932

(b) Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c) Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2014	Fiscal 2013
AMG Systematic Large Cap Value Fund (formerly Systematic Value Fund)	$6,985	$6,885
AMG Systematic Mid Cap Value Fund (formerly Systematic Mid Cap Value Fund)	$6,985	$6,885

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2013 and $0 for fiscal 2012, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e) (1) According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e) (2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2015 and 2014 for non-audit services rendered to the Funds and Fund Service Providers were $46,370 and $79,770, respectively. For the fiscal year ended February 28, 2014, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $66,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2014, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $65,500 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a) (1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 1, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 1, 2015